Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
6.	Income Taxes
Effective Tax Rate Reconciliation
A reconciliation of the statutory federal income tax expense to the income tax expense from continuing operations provided at December 31, 2021 as follows:

Year Ended
December 31, 2021
Income tax expense/(benefit) at the federal statutory rate	$(1,822,688)
Capitalized Transaction Expenses	700,544
Warrant Liability	797,920
State income taxes—net of federal income tax benefits	(56,601)
Change in valuation allowance	380,825

Total income tax expense (benefit)	$—

Current/Deferred Taxes

Year Ended
December 31, 2021
Current income tax expense/(benefit)
Federal	$—
State	—

Total current income tax expense/(benefit)	$—

Deferred income tax expense/(benefit)
Federal	$—
State	—

Total deferred income tax expense/(benefit)	$—

Provision for income taxes	$—

Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2021:

December 31, 2021
Deferred tax assets
Accrued Expenses	$183,790
Net operating losses	198,257

Total deferred tax assets	382,047
Valuation allowance	(381,120)

Net deferred tax assets	927

December 31, 2021
Deferred tax liabilities
Prepaids	(512)
Accrued Income	(414)

Total deferred tax liabilities	(927)

Net deferred tax assets (liabilities)	$0